Fees Summary	Oct. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,880,000.00
Previously Paid Amount	0.00
Total Fee Amount	440.93
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 440.93
Narrative - Max Aggregate Offering Price	$ 2,880,000.00
Final Prospectus	true